Organization and Nature of Operations (Information of Major Subsidiaries and VIEs) (Details)	12 Months Ended
Dec. 31, 2014
Changyou.com (HK) Limited ("Changyou HK") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Hong Kong, China, August 13, 2007
Effective interest held	100.00%
Beijing AmazGame Age Internet Technology Co., Ltd. ("AmazGame") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Beijing, China, September 26, 2007
Effective interest held	100.00%
Beijing Changyou Gamespace Software Technology Co., Ltd. ("Gamespace") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Beijing, China, October 29, 2009
Effective interest held	100.00%
Beijing Yang Fan Jing He Information Consulting Co., Ltd. ("Yang Fan Jing He") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Beijing, China, April 22, 2010
Effective interest held	100.00%
ICE Entertainment (HK) Limited ("ICE HK") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Hong Kong, China, acquired on May 28, 2010
Effective interest held	100.00%
ICE Information Technology (Shanghai) Co., Ltd. ("ICE Information")
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Shanghai, China, acquired on May 28, 2010
Effective interest held	100.00%
Shanghai Jing Mao Culture Communication Co., Ltd ("Shanghai Jingmao") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Shanghai, China, acquired on January 25, 2011
Effective interest held	100.00%
Beijing Changyou Jingmao Film & Culture Communication Co., Ltd. ("Beijing Jingmao") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Beijing, China, acquired on January 25, 2011
Effective interest held	100.00%
Changyou.com Webgames (HK) Limited ("Changyou HK Webgames") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Hong Kong, China, September 21, 2011
Effective interest held	100.00%
7Road.com Limited ("7Road") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Cayman Islands, incorporated on June 15, 2011
Effective interest held	100.00%
7Road.com HK Limited [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Hong Kong, China, incorporated on July 6, 2011
Effective interest held	100.00%
Shenzhen 7Road Network Technologies Co., Ltd. ("7Road Technology") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Shenzhen, China, incorporated on December 1, 2011
Effective interest held	100.00%
Glory Loop Limited [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	British Virgin Islands, incorporated on June 23, 2014
Effective interest held	100.00%
MoboTap Inc. ("MoboTap") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Cayman Islands, acquired on July 31, 2014
Effective interest held	51.00%
MoboTap Inc. Limited [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Hong Kong, China, acquired on July 31, 2014
Effective interest held	51.00%
Baina Zhiyuan (Beijing) Technology Co., Ltd. ("Beijing Baina Technology") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Beijing, China, acquired on July 31, 2014
Effective interest held	51.00%
Beijing Gamease Age Digital Technology Co., Ltd. ("Gamease") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Beijing, China, incorporated on August 23, 2007
Effective interest held	100.00%
Shanghai ICE Information Technology Co., Ltd. ("Shanghai ICE")
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Shanghai, China, acquired on May 28, 2010
Effective interest held	100.00%
Beijing Guanyou Gamespace Digital Technology Co., Ltd. ("Guanyou Gamespace") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Beijing, China, incorporated on August 5, 2010
Effective interest held	100.00%
Shenzhen 7Road Technology Co., Ltd. ("Shenzhen 7Road") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Shenzhen, China, acquired on May 11, 2011
Effective interest held	100.00%
Baina (Wuhan) Information Technology Co., Ltd. ("Wuhan Baina Information") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Wuhan, China, acquired on July 31, 2014
Effective interest held	60.00%